Note 17 - Segmented Information - Geographical Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Segmented revenue	$ 2,102,054	$ 1,956,222	$ 1,940,182
Identifiable non-current assets	40,473	549,396	53,164
Latin America [member]
Statement Line Items [Line Items]
Segmented revenue	277,856	214,381	187,008
Country of domicile [member]
Statement Line Items [Line Items]
Identifiable non-current assets	40,021	548,829	52,131
CHINA
Statement Line Items [Line Items]
Segmented revenue	1,774,175	1,684,872	1,702,249
Identifiable non-current assets	452	567	1,033
Other [member]
Statement Line Items [Line Items]
Segmented revenue	$ 50,023	$ 56,929	$ 50,925